Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2022	2021

Land and land improvements	$42,981	$42,647
Buildings and improvements	202,444	$188,333
Machinery & equipment	403,192	371,925
Office furniture, vehicles and computer software	10,003	9,404
Construction in progress	29,976	32,580
Property, plant and equipment, cost	688,596	644,889
Less: accumulated depreciation	(420,553)	(396,306)
Property, plant and equipment, net	$268,043	$248,583

Depreciation expense totaled $30.2 million and $27.1 million for fiscal years 2022 and 2021, respectively.